SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)		1 Months Ended	3 Months Ended
	Feb. 08, 2021	Dec. 31, 2020	Mar. 31, 2021	Feb. 03, 2021
Offering costs charged to shareholders' equity	$ 19,559,564
Offering costs		$ 74,991	$ 471,921
Deferred offering costs		216,584
Other offering expenses				$ 584,564
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		0
Benefit (provision) for income taxes		$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)		0	14,891,667
Federal depository insurance coverage		$ 250,000	$ 250,000
Initial Public Offering
Offering costs charged to shareholders' equity			19,559,564
Offering costs	19,559,564
Underwriting discount	6,900,000
Deferred underwriting discount	12,075,000
Other offering expenses	$ 584,564
Initial Public Offering | Warrants
Offering costs charged to expense			$ 688,534
Over-allotment option
Maximum Common Stock Shares Subject To Forfeiture		1,125,000
Class B Common Stock
Maximum Common Stock Shares Subject To Forfeiture		1,125,000
Class B Common Stock | Over-allotment option
Maximum Common Stock Shares Subject To Forfeiture		1,125,000